Related Party Transactions and Balances	12 Months Ended
Jun. 30, 2026
Related Party Transactions and Balances [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

NOTE 11 – RELATED PARTY TRANSACTIONS AND BALANCES

The table below sets forth the major related parties and their relationships with the Company as of June 30, 2026 and 2025:

Name of related parties	Relationship with the Company
Zhen Fan	A shareholder of the Company
Lei Xu	A shareholder of the Company

	June 30,
	2026	2025
Amount due to related parties
Zhen Fan	$6,187	$6,187
Lei Xu	59	55,933
Amount due to related parties	$6,246	$62,120

In the 2026 fiscal year, the bonuses awarded by the Company to Fan Zhen and Xu Lei were $300,000 and $500,000, respectively.

Related party transaction

On May 18, 2026, the Company entered into a securities purchase agreement with Mr. Zhen Fan to issue 40,000,000 Class B ordinary shares with a par value of $0.0025 per share at a subscription price of $0.018 per share, for an aggregate consideration of $720,000. As of June 30, 2026, the full subscription proceeds had been received.

On November 26, 2025, Mr. Zhen Fan borrowed an interest-free loan of $1,000,000 from the Company. The loan was fully repaid on June 22, 2026, and no balance remained outstanding as of the end of the reporting period.